Mining royalties (Tables)	12 Months Ended
Dec. 31, 2022
Mining royalties
Schedule of detailed information about mining royalties

This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Sindicato minero de Orcopampa S.A., note 31(b)	11,053	6,970	6,180
Royalties paid to the Peruvian State	6,680	6,004	5,569
	17,733	12,974	11,749